Income Taxes - Income from Continuing and Discontinued Operations Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	$ 65,194	$ 443,588	$ 334,669	$ 207,829
Domestic (Israel) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	26,241	190,233	65,934	78,499
Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	$ 38,953	$ 253,355	$ 268,735	$ 129,330